Trade receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [Abstract]
Total trade receivables	$ 151,366	$ 292,972
Contract assets	56,215	65,443
Allowance for doubtful accounts	(21,218)	(14,385)	$ (22,303)
Trade receivables, net	186,363	344,030
Shipyards [Member]
Trade receivables [Abstract]
Total trade receivables	40,979	34,325
Tugboats [Member]
Trade receivables [Abstract]
Total trade receivables	13,981	19,406
Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	14,485	18,217
Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	29,864	4,737
Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	98	906
Others [Member]
Trade receivables [Abstract]
Total trade receivables	0	173
Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	331	128,300
Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	7,152	10,732
Commercial Leases [Member]
Trade receivables [Abstract]
Total trade receivables	106	93
Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	27,145	44,820
Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	16,204	28,986
Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	1,021	1,112
Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 0	$ 1,165